7. INCOME TAXES (Details 1)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details 1
Statutory federal income tax rate	34.00%	34.00%
State income taxes and other	9.00%	9.00%
Valuation allowance	(43.00%)	(43.00%)
Effective tax rate